STOCK WARRANTS AND STOCK OPTIONS (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exercise Price Per Shares option exercised	$ 0.50
Aggregate Intrinsic Value ending balance	$ 1,784,838	$ 1,173,737
Stock Options [Member]
Outstanding at beginning of period	2,407,228	2,381,240
Option Granted	1,160,000	71,894
Options Exercised	(73,106)	(45,906)
Warrants Expired/Forfeited	(334,053)
Outstanding at ending of periods	3,160,069	2,407,228
Option outstanding, exercisable, beginning balance	1,252,474
Option outstanding, exercisable, ending balance	1,906,827	1,252,474
Exercise Price Per Shares option exercised	$ 0.2634	$ 1.039
Exercise Price Per Shares option expired		$ 0
Weighted Average Remaining Contractual Lifes beginning balance	7 years 10 months 9 days	9 years
Weighted Average Remaining Contractual Lifes options granted	3 years 10 months 13 days	2 years 4 months 20 days
Weighted Average Remaining Contractual Lifes ending balance	6 years 2 months 15 days	7 years 10 months 9 days
Weighted Average Remaining Contractual Lifes, Exercisable, Beginning balance	7 years 4 months 24 days
Weighted Average Remaining Contractual Lifes, Exercisable, Ending balance	6 years 8 months 12 days
Weighted Average Exercise Price Per Shares beginning balance	$ 0.3359	$ 0.2761
Weighted Average Exercise Price Per Shares options granted	3.23	2.15
Weighted Average Exercise Price Per Shares options exercised	0.2634
Weighted Average Exercise Price Per Shares options expired	2.86
Weighted Average Exercise Price Per Shares ending balance	1.13	$ 0.3359
Weighted Average Exercise Price Per Shares exercisable beginning balance	0.3165
Weighted Average Exercise Price Per Shares exercisable ending balance	$ 0.5287
Aggregate Intrinsic Value beginning balance	$ 6,292,844	$ 5,238,080
Aggregate Intrinsic Value options granted	(301,815)	57,815
Aggregate Intrinsic Value ending balance	5,804,517	$ 6,292,844
Aggregate Intrinsic Value exercisable, beginning balance	3,299,006
Aggregate Intrinsic Value exercisable ending balance	$ 4,655,089
Stock Options [Member] | Minimum [Member]
Exercise Price Per Shares option expired	$ 0.2634
Outstanding at beginning of period	0.2634	$ 0.2634
Exercise Price Per Shares option granted	2.77	1.65
Outstanding at end of period	0.26342	0.2634
Exercise Price Per Shares exercisable beginning balance	0.2634
Exercise Price Per Shares exercisable ending balance	0.26342	0.2634
Stock Options [Member] | Maximum [Member]
Exercise Price Per Shares option expired	3.29
Outstanding at beginning of period	3.30	1.039
Exercise Price Per Shares option granted	3.58	3.30
Outstanding at end of period	3.58	3.30
Exercise Price Per Shares exercisable beginning balance	3.300
Exercise Price Per Shares exercisable ending balance	$ 3.58	$ 3.300